Fair Value Reserve	12 Months Ended
Dec. 31, 2024
Fair Value Reserve [Abstract]
FAIR VALUE RESERVE
19	FAIR VALUE RESERVE
Fair value reserve represents the cumulative fair value changes, net of tax, of financial assets, FVOCI until it is disposed of and is distributable.